Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2021
Reverse Recapitalization [Abstract]
Schedule Of Common Stock Shares Issued Following The Consummation Of Merger
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows for the year ended December 31, 2021:

Recapitalization
Cash—Galileo trust and cash, net of redemption	$28,115
Cash—PIPE Investment, net of transaction costs	75,000
Less: transaction costs and advisory fees allocated to equity	(16,323)

Effect of Merger, net of redemption, transaction costs and advisory costs	$86,792

Schedule of reconciles the elements of business combination to the unaudited consolidated statement of changes in stockholders equity
The following table reconciles the elements of the Business Combination to the consolidated statement of changes in stockholders’ equity (deficit) for the year ended December 31, 2021:

Recapitalization
Cash—Galileo trust and cash, net of redemption	$28,115
Non-cash net working capital assumed from Galileo	46
Less: fair value of Private and Sponsor Warrant liabilities	(11,865)
Less: transaction costs and advisory fees allocated to equity	(6,260)

Effect of Merger, net of redemption, transaction costs and advisory costs	$10,036

Schedule Of Common Stock Shares Issued Following The Consummation Of Business Combination
The following table details the number of shares of Common Stock issued immediately following the consummation of the Business Combination:

Number of Shares
Common stock, outstanding prior to Business Combination	13,800,000
Less: redemption of Galileo shares	(11,018,352)

Common stock of Galileo	2,781,648
Galileo founder and representative shares, net of forfeited shares	2,910,000
Shares issued in PIPE Investment	7,500,000

Merger and PIPE Investment—common stock	13,191,648
Legacy Shapeways shares—common stock (1)	35,104,836

Total shares of common stock immediately after Business Combination	48,296,484

(1)	Includes 3,510,405 Earnout Shares